Nuveen California Quality Municipal Income
Fund
Portfolio of Investments May 31, 2022
(Unaudited)
NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
LONG-TERM INVESTMENTS - 161.0% (100.0% of Total Investments)
MUNICIPAL BONDS - 161.0%  (100.0% of Total Investments)
Consumer Staples - 0.6% (0.4% of Total Investments)
$ 1,000 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation,
Turbo, Series 2007A, 5.000%, 6/01/47
6/22 at 100.00 N/R $ 999,980
680 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Los Angeles County Securitization Corporation,
Series 2020A, 4.000%, 6/01/49
6/30 at 100.00 BBB+ 682,305
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-
Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A,
0.000%, 6/01/46
6/22 at 22.89 N/R 5,710,000
19,000 Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007B, 0.000%, 6/01/47
7/22 at 23.77 N/R 4,496,540
45,680 Total Consumer Staples 11,888,825
Education and Civic Organizations - 5.1% (3.2% of Total Investments)
7,000 California Educational Facilities Authority, Revenue Bonds,Stanford
University, Refunding Series 2014U-6, 5.000%, 5/01/45
No Opt. Call AAA 8,948,800
California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project?Pinewood &
Oakwood Schools, Series 2016B:
800 4.000%, 11/01/36, 144A 11/26 at 100.00 N/R 722,312
1,000 4.500%, 11/01/46, 144A 11/26 at 100.00 N/R 889,850
1,000 California Municipal Finance Authority, Revenue Bonds, Biola University,
Series 2013, 5.000%, 10/01/38
10/23 at 100.00 Baa1 1,025,020
350 California School Finance Authority, Charter School Revenue Bonds,
Kepler Neighborhood School, Series 2017A, 5.000%, 5/01/27, 144A
No Opt. Call N/R 354,774
1,615 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2015A,
5.000%, 7/01/45, 144A
7/25 at 100.00 BBB 1,662,077
2,150 California School Finance Authority, School Facility Revenue Bonds,
Alliance for College-Ready Public Schools Project, Series 2016A,
5.000%, 7/01/46, 144A
7/25 at 100.00 BBB 2,210,996
California School Finance Authority, School Facility Revenue
Bonds, Alliance for College-Ready Public Schools Project,
Series 2016C:
5,995 5.000%, 7/01/46 7/25 at 101.00 BBB 6,216,036
8,340 5.250%, 7/01/52 7/25 at 101.00 BBB 8,691,030
800 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51, 144A
7/26 at 100.00 BB+ 854,688
4,140 California State University, Systemwide Revenue Bonds, Series 2016A,
4.000%, 11/01/38
5/26 at 100.00 Aa2 4,249,627
10,440 California State University, Systemwide Revenue Bonds, Series 2019A,
5.000%, 11/01/49
11/29 at 100.00 Aa2 11,694,470
7,505 California State University, Systemwide Revenue Bonds, Series 2020C,
3.000%, 11/01/40
11/30 at 100.00 Aa2 6,860,020
1,000 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Marist College Project, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 A+ 1,041,190
12,750 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/47
5/27 at 100.00 AA- 13,857,593
4,400 University of California, General Revenue Bonds, Limited Project Series
2018O, 5.000%, 5/15/48
5/28 at 100.00 AA- 4,842,200
6,775 University of California, General Revenue Bonds, Series 2017AV, 5.250%,
5/15/47
5/27 at 100.00 AA 7,453,855
8,500 University of California, General Revenue Bonds, Series 2018AZ, 5.000%,
5/15/48
5/28 at 100.00 AA 9,373,630

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Education and Civic Organizations (continued)
$ 10,000 University of California, General Revenue Bonds, Series 2020BE, 4.000%,
5/15/47
5/30 at 100.00 AA $ 10,348,400
94,560 Total Education and Civic Organizations 101,296,568
Financials - 0.0% (0.0% of Total Investments)
1,305 Puerto Rico Urgent Interest Fund Corp (COFINA), National Taxable Trust
Unit, Series 2007A Sr. Bond, 0.000%, 8/01/54 (4)
No Opt. Call N/R 318,447
Health Care - 14.8% (9.2% of Total Investments)
9,345 ABAG Finance Authority for Nonprofit Corporations, California, Revenue
Bonds, Sharp HealthCare, Series 2014A, 5.000%, 8/01/43
8/23 at 100.00 AA 9,578,064
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
22,545 5.000%, 11/15/46 11/26 at 100.00 A1 23,850,581
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Series 2018A:
6,135 5.000%, 11/15/36 11/27 at 100.00 A1 6,626,843
7,250 5.000%, 11/15/48 11/27 at 100.00 A1 7,709,287
15,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-
Sinai Medical Center, Refunding Series 2016B, 4.000%, 8/15/39
8/26 at 100.00 Aa3 15,238,350
6,300 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 BBB+ 6,624,828
8,625 California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 4.000%, 11/15/45
11/29 at 100.00 A+ 8,649,754
California Health Facilities Financing Authority, Revenue
Bonds, CommonSpirit Health,  Series 2020A:
17,215 4.000%, 4/01/44 4/30 at 100.00 BBB+ 17,097,766
11,290 4.000%, 4/01/49 4/30 at 100.00 BBB+ 11,037,894
14,395 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital at Stanford, Refunding Series 2022A.
Forward Delivery, 4.000%, 5/15/51
5/32 at 100.00 N/R 14,413,570
6,105 California Health Facilities Financing Authority, Revenue Bonds, Lucile
Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43
8/24 at 100.00 AA- 6,349,688
1,250 California Health Facilities Financing Authority, Revenue Bonds, Memorial
Health Services, Series 2012A, 5.000%, 10/01/33
10/22 at 100.00 AA- 1,261,888
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
2,230 5.000%, 10/01/38 10/24 at 100.00 AA- 2,307,002
8,375 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 AA- 8,634,960
16,330 California Health Facilities Financing Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2016A, 4.000%,
10/01/47
10/26 at 100.00 AA- 16,339,308
16,185 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 N/R 16,269,648
685 California Municipal Finance Authority, Revenue Bonds, Eisenhower
Medical Center, Refunding Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 Baa2 707,639
11,520 California Municipal Finance Authority, Revenue Bonds, NorthBay
Healthcare Group, Series 2017A, 5.250%, 11/01/41
11/26 at 100.00 BBB- 12,077,338
1,455 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 BBB- 1,501,284
5,760 California Public Finance Authority, Revenue Bonds, Sharp HealthCare,
Series 2017A, 5.000%, 8/01/47
2/28 at 100.00 AA 6,208,070
2,000 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 A- 2,112,820
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A:
1,000 5.250%, 12/01/34 12/24 at 100.00 BB 1,030,590
1,200 5.250%, 12/01/44 12/24 at 100.00 BB 1,230,228
2,375 5.500%, 12/01/54 12/24 at 100.00 BB 2,443,661

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Health Care (continued)
California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A:
$ 9,385 5.000%, 12/01/46, 144A 6/26 at 100.00 BB $ 9,499,872
33,895 5.250%, 12/01/56, 144A 6/26 at 100.00 BB 34,521,719
16,445 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 BB 17,006,761
California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series
2015A:
2,345 5.000%, 3/01/35 3/26 at 100.00 A+ 2,480,353
3,000 5.000%, 3/01/45 3/26 at 100.00 A+ 3,146,370
5,000 California Statewide Communities Development Authority, Revenue
Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48
3/28 at 100.00 A+ 5,331,900
California Statewide Community Development Authority,
Revenue Bonds, Daughters of Charity Health System,
Series 2005A:
864 5.750%, 7/01/24 (5),(6) 1/22 at 100.00 N/R 776,583
942 5.750%, 7/01/30 (5),(6) 1/22 at 100.00 N/R 847,217
660 5.750%, 7/01/35 (5),(6) 1/22 at 100.00 N/R 593,090
889 5.500%, 7/01/39 (5),(6) 1/22 at 100.00 N/R 799,616
6,200 Madera County, California, Certificates of Participation, Valley Children's
Hospital Project, Series 1995, 5.750%, 3/15/28 - NPFG Insured
7/22 at 100.00 A1 6,675,106
Palomar Pomerado Health System, California, Revenue
Bonds, Refunding Series 2016:
4,500 4.000%, 11/01/39 11/26 at 100.00 BBB 4,505,580
7,910 5.000%, 11/01/39 11/26 at 100.00 BBB 8,309,060
286,605 Total Health Care 293,794,288
Housing/Multifamily - 17.2% (10.7% of Total Investments)
22,285 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 N/R 19,355,191
22,070 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%,
8/01/47, 144A
8/31 at 100.00 N/R 18,293,823
21,610 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 N/R 21,321,507
6,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%,
2/01/56, 144A
2/31 at 100.00 N/R 5,993,117
3,220 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-1,
3.000%, 2/01/57, 144A
8/32 at 100.00 N/R 2,450,130
660 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2,
4.000%, 2/01/50, 144A
8/32 at 100.00 N/R 530,449
1,385 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 N/R 1,372,701
7,575 California Community Housing Agency, Workforce Housing Revenue
Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 N/R 7,335,251
23,011 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call BBB+ 23,029,480
19,034 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call BBB+ 18,256,111
3,416 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call BBB+ 3,458,812

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Affordable Housing Inc Projects,
Senior Series 2014A:
$ 1,680 5.250%, 8/15/39 8/24 at 100.00 A- $ 1,730,618
2,150 5.250%, 8/15/49 8/24 at 100.00 A- 2,204,245
California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community
Development - Claremont Properties LLC Claremont
Colleges Project, Series 2017A:
1,325 5.000%, 7/01/37, 144A 7/27 at 100.00 Caa2 1,081,756
1,000 5.000%, 7/01/47, 144A 7/27 at 100.00 Caa2 789,930
23,750 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 N/R 20,873,400
8,060 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58,
144A
2/32 at 100.00 N/R 7,032,431
7,345 CMFA Special Finance Agency, California, Essential Housing Revenue
Bonds, Latitude 33, Senior Series 2021A-1, 3.000%, 12/01/56, 144A
12/31 at 100.00 N/R 5,233,019
3,265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1,
3.600%, 5/01/47, 144A
5/32 at 100.00 N/R 2,831,800
11,510 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2,
3.250%, 5/01/57, 144A
5/32 at 100.00 N/R 8,838,529
1,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series
2021B, 4.000%, 10/01/46, 144A
10/31 at 100.00 N/R 1,391,927
5,690 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 5,346,039
20,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 N/R 18,096,990
23,610 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54,
144A
1/31 at 100.00 N/R 23,657,928
3,750 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Dublin Social Senior Lien Series 2021A-2, 3.000%,
2/01/57, 144A
2/32 at 100.00 N/R 2,853,412
4,335 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41,
144A
8/31 at 100.00 N/R 3,814,236
7,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56,
144A
8/31 at 100.00 N/R 5,332,255
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Millennium South Bay-
Hawthorne, Series 2021A-1 and A-2:
6,210 3.375%, 7/01/43, 144A 7/32 at 100.00 N/R 5,387,548
8,060 3.250%, 7/01/56, 144A 7/32 at 100.00 N/R 6,150,989
21,695 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2,
4.000%, 10/01/56, 144A
10/31 at 100.00 N/R 19,492,307
CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1:
2,215 3.000%, 7/01/43, 144A 7/32 at 100.00 N/R 1,794,394
9,645 3.125%, 7/01/56, 144A 7/32 at 100.00 N/R 7,221,886
3,220 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 N/R 2,893,395

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Housing/Multifamily (continued)
$ 450 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B,
4.000%, 3/01/57, 144A
3/32 at 100.00 N/R $ 352,179
7,185 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Senior Lien Series 2021A-2,
3.000%, 3/01/57, 144A
3/32 at 100.00 N/R 5,465,270
8,895 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 N/R 7,923,577
5,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior
Series 2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 N/R 4,495,234
5,000 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2,
3.000%, 12/01/56
12/31 at 100.00 N/R 3,807,200
590 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%,
7/01/51, 144A
7/31 at 100.00 N/R 592,537
8,025 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56,
144A
7/31 at 100.00 N/R 6,964,897
2,010 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 N/R 1,634,251
5,700 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 N/R 4,504,710
20,760 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 N/R 15,026,918
21,185 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 N/R 15,318,874
394,510 Total Housing/Multifamily 341,531,253
Tax Obligation/General - 30.9% (19.2% of Total Investments)
4,125 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2004A, 0.000%, 8/01/25 - AGM Insured
No Opt. Call AA 3,826,268
5,245 California State, General Obligation Bonds, Refunding Various Purpose
Series 2012, 5.000%, 9/01/36
9/22 at 100.00 Aa2 5,283,446
California State, General Obligation Bonds, Refunding
Various Purpose Series 2013:
9,260 5.000%, 2/01/29 2/23 at 100.00 Aa2 9,457,516
1,710 5.000%, 2/01/31 2/23 at 100.00 Aa2 1,746,474
California State, General Obligation Bonds, Refunding
Various Purpose Series 2016:
3,750 5.000%, 9/01/30 9/26 at 100.00 Aa2 4,147,088
4,600 5.000%, 8/01/33 8/26 at 100.00 Aa2 5,066,072
8,000 5.000%, 9/01/37 9/26 at 100.00 Aa2 8,781,200
7,250 California State, General Obligation Bonds, Refunding Various Purpose
Series 2020, 3.000%, 11/01/35
11/30 at 100.00 Aa2 7,070,562
California State, General Obligation Bonds, Various Purpose
Refunding Series 2015:
6,700 5.000%, 8/01/32 2/25 at 100.00 Aa2 7,153,322
11,000 5.000%, 8/01/34 8/25 at 100.00 Aa2 11,865,920
5,000 California State, General Obligation Bonds, Various Purpose Refunding
Series 2016, 5.000%, 9/01/36
9/26 at 100.00 Aa2 5,497,700
California State, General Obligation Bonds, Various Purpose
Series 2013:
9,940 5.000%, 4/01/37 4/23 at 100.00 Aa2 10,194,265
9,755 5.000%, 2/01/43 2/23 at 100.00 Aa2 9,942,784
15,145 5.000%, 4/01/43 4/23 at 100.00 Aa2 15,515,901
7,240 5.000%, 11/01/43 11/23 at 100.00 Aa2 7,542,632

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
California State, General Obligation Bonds, Various Purpose
Series 2014:
$ 24,970 5.000%, 5/01/32 5/24 at 100.00 Aa2 $ 26,310,889
8,910 5.000%, 10/01/39 10/24 at 100.00 Aa2 9,447,273
10,245 5.000%, 12/01/43 12/23 at 100.00 Aa2 10,698,649
1,815 5.000%, 10/01/44 10/24 at 100.00 Aa2 1,915,968
9,500 California State, General Obligation Bonds, Various Purpose Series 2015,
5.000%, 3/01/45
3/25 at 100.00 Aa2 10,060,785
3,780 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 11/01/47
11/27 at 100.00 Aa2 4,136,454
8,360 California State, General Obligation Bonds, Various Purpose Series 2018,
5.000%, 10/01/47
4/26 at 100.00 Aa2 8,968,524
8,000 California State, General Obligation Bonds, Various Purpose Series 2018.
Bid Group A/B, 5.000%, 10/01/48
10/28 at 100.00 Aa2 8,864,480
3,570 California State, General Obligation Bonds, Various Purpose Series 2019,
5.000%, 10/01/49
10/29 at 100.00 N/R 4,007,039
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 Aa2 1,807,648
1,500 California State, General Obligation Bonds, Various Purpose Series 2021,
5.000%, 10/01/41
4/31 at 100.00 N/R 1,743,630
3,550 Centinela Valley Union High School District, Los Angeles County,
California, General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 -
NPFG Insured
No Opt. Call A+ 3,774,360
5,400 Central Unified School District, Fresno County, California, General
Obligation Bonds, 2016 Election Series 2018B., 4.000%, 8/01/48
8/26 at 100.00 Aa3 5,450,166
7,860 Corona-Norco Unified School District, Riverside County, California,
General Obligation Bonds, Election 2014, Series 2019C, 3.000%,
8/01/44 - BAM Insured
8/28 at 100.00 N/R 7,080,131
5,000 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46
8/26 at 100.00 N/R 5,060,900
3,300 Evergreen School District, Santa Clara County, California, General
Obligation Bonds, Election of 2014, Series 2018, 5.000%, 8/01/46
8/28 at 100.00 Aa2 3,652,935
18,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 N/R 18,628,575
5,150 Hacienda La Puente Unified School District Facilities Financing Authority,
California, General Obligation Revenue Bonds, Program Series 2007,
5.000%, 8/01/26 - AGM Insured
No Opt. Call AA 5,723,195
3,000 Hacienda La Puente Unified School District, Los Angeles County,
California, General Obligation Bonds, 2016 Election, Series 2017A,
4.000%, 8/01/47
8/27 at 100.00 AAA 3,042,630
5,585 Lake Elsinore Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series B, 4.000%, 8/01/49 - BAM
Insured
8/27 at 100.00 N/R 5,639,733
5,630 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 0.000%, 8/01/45 - AGM Insured (7)
No Opt. Call AA 4,819,730
1,285 Los Angeles Unified School District, Los Angeles County, California,
General Obligation Bonds, Measure Q Series 2020C, 4.000%, 7/01/38
7/30 at 100.00 N/R 1,350,843
3,100 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 Aa2 3,184,537
Marin Healthcare District, Marin County, California, General
Obligation Bonds, 2013 Election, Series 2015A:
10,000 4.000%, 8/01/40 8/25 at 100.00 N/R 10,156,900
7,500 4.000%, 8/01/45 8/25 at 100.00 N/R 7,587,525
4,100 Monrovia Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2001B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call Aa3 3,571,387
6,950 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 Aa1 7,111,171
10,765 North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B, 0.000%, 8/01/27 -
FGIC Insured
No Opt. Call AA+ 9,357,907
1,815 Orland Joint Unified School District, Glenn and Tehama Counties,
California, General Obligation Bonds, 2008 Election, Series 2012B,
0.000%, 8/01/51 (7)
8/37 at 100.00 AA 1,387,731

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Refunding Election
2012 Series 2013A:
$ 9,650 4.250%, 8/01/47 8/23 at 100.00 N/R $ 9,710,119
10,330 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%,
8/01/35
No Opt. Call A2 6,058,752
5,000 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (7)
2/33 at 100.00 Aa3 6,050,300
2,500 Pleasant Valley School District, Ventura County, California, General
Obligation Bonds, Refunding Series B, 4.000%, 8/01/46
8/29 at 100.00 N/R 2,549,750
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
10,955 4.000%, 7/01/41 7/31 at 103.00 N/R 10,406,374
10,781 4.000%, 7/01/46 7/31 at 103.00 N/R 10,086,380
28,000 San Bernardino Community College District, California, General
Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call Aa1 11,764,480
7,500 San Francisco Bay Area Rapid Transit District, General Obligation Bonds,
Election of 2016, Green Series 2022D-1, 4.250%, 8/01/52
2/32 at 100.00 N/R 7,699,125
21,000 San Marcos Unified School District, San Diego County, California, General
Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51
No Opt. Call AA- 6,459,180
20,220 San Mateo County Community College District, California, General
Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45
9/28 at 100.00 AAA 22,623,551
1,220 San Mateo Union High School District, San Mateo County, California,
General Obligation Bonds, Election 2010 Series 2011A, 0.000%,
7/01/51 (7)
9/41 at 100.00 Aaa 920,453
4,970 San Rafael City High School District, Marin County, California, General
Obligation Bonds, Series 2004B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call AA+ 4,309,388
8,700 Santa Ana College Improvement District 1, Orange County, California,
General Obligation Bonds, Rancho Santiago Community College
District, Election of 2012, Series 2017B, 4.000%, 8/01/41
8/27 at 100.00 AA 8,948,646
2,200 Santa Maria Joint Union High School District, Santa Barbara and San Luis
Obispo Counties, California, General Obligation Bonds, Series 2003B,
5.625%, 8/01/24 - AGM Insured
No Opt. Call Aa3 2,301,398
7,285 Sonoma County Junior College District, California, General Obligation
Bonds, Election 2014 Series 2019B, 3.000%, 8/01/37
8/29 at 100.00 AA 6,915,505
4,175 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2000, Series 2004, 0.000%,
8/01/25 - FGIC Insured
No Opt. Call Aa2 3,869,014
5,530 Stockton Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 - AGM
Insured (7)
8/37 at 100.00 AA 6,108,991
26,000 Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 -
AGM Insured (7)
No Opt. Call AA 23,275,460
Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2004 Election Series
2013B:
4,740 5.500%, 8/01/38 8/24 at 100.00 A1 4,999,230
4,830 5.500%, 8/01/40 8/24 at 100.00 A1 5,089,178
Washington Township Health Care District, Alameda County,
California, General Obligation Bonds, 2012 Election Series
2013A:
4,355 5.500%, 8/01/38 8/24 at 100.00 A1 4,593,175
3,500 5.500%, 8/01/40 8/24 at 100.00 A1 3,687,810
15,000 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%,
8/01/45
8/25 at 100.00 N/R 15,059,100
2,015 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2012C, 5.000%, 8/01/26
8/22 at 100.00 Aa2 2,027,312

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/General (continued)
$ 140,160 Yosemite Community College District, California, General Obligation
Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%,
8/01/42 (7)
No Opt. Call Aa2 $ 119,287,373
660,246 Total Tax Obligation/General 612,432,889
Tax Obligation/Limited - 19.3% (11.9% of Total Investments)
1,675 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 N/R 1,753,708
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds,
Series 2005, 5.000%, 10/01/36 - AMBAC Insured
7/22 at 100.00 N/R 1,663,507
1,455 Bell Community Redevelopment Agency, California, Tax Allocation Bonds,
Bell Project Area, Series 2003, 5.500%, 10/01/23 - RAAI Insured
7/22 at 100.00 AA 1,460,165
California Infrastructure and Economic Development
Bank, Lease Revenue Bonds, California State Teachers
Retirement System Headquarters Expansion, Green Bond-
Climate Bond Certified Series 2019:
1,200 5.000%, 8/01/39 8/29 at 100.00 N/R 1,326,876
California State Public Works Board, Lease Revenue Bonds,
Department of Corrections & Rehabilitation, Series
2013G:
10,690 5.250%, 9/01/30 9/23 at 100.00 Aa3 11,126,152
18,135 5.250%, 9/01/32 9/23 at 100.00 Aa3 18,874,908
California State Public Works Board, Lease Revenue Bonds,
Department of Corrections & Rehabilitation, Various
Correctional Facilities Series 2013F:
8,685 5.250%, 9/01/31 9/23 at 100.00 Aa3 9,039,348
1,450 5.250%, 9/01/33 9/23 at 100.00 Aa3 1,509,160
10,525 California State Public Works Board, Lease Revenue Bonds, Department
of Corrections & Rehabilitation, Various Correctional Facilities Series
2014A, 5.000%, 9/01/39
9/24 at 100.00 Aa3 11,089,982
17,395 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, New Stockton Courthouse, Series 2014B, 5.000%,
10/01/39
10/24 at 100.00 Aa3 18,362,684
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Various Projects Series 2013A, 5.000%, 3/01/30
3/23 at 100.00 Aa3 1,022,770
1,000 California State Public Works Board, Lease Revenue Bonds, Judicial
Council of California, Yuba City Courthouse, Series 2013D, 5.000%,
6/01/32
6/23 at 100.00 Aa3 1,030,190
9,950 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2013I, 5.000%, 11/01/38
11/23 at 100.00 Aa3 10,351,781
13,520 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2014E, 5.000%, 9/01/39
9/24 at 100.00 Aa3 14,245,754
Government of Guam, Business Privilege Tax Bonds,
Refunding Series 2015D:
9,000 5.000%, 11/15/29 11/25 at 100.00 BB 9,594,000
11,000 5.000%, 11/15/35 11/25 at 100.00 BB 11,646,140
190 Inglewood Redevelopment Agency, California, Tax Allocation Bonds,
Merged Redevelopment Project, Refunding Series 1998A, 5.250%,
5/01/23 - AMBAC Insured
No Opt. Call N/R 194,621
Jurupa Public Financing Authority, California, Special Tax
Revenue Bonds, Series 2014A:
530 5.000%, 9/01/29 9/24 at 100.00 A+ 563,353
1,900 5.000%, 9/01/30 9/24 at 100.00 A+ 2,019,567
1,220 5.000%, 9/01/31 9/24 at 100.00 A+ 1,296,774
1,955 Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2015A, 5.000%, 9/01/43
9/25 at 100.00 A+ 2,092,886
810 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 N/R 843,137
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 N/R 1,040,940

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Los Angeles County Metropolitan Transportation Authority,
California, Measure R Sales Tax Revenue Bonds, Senior
Series 2016A:
$ 5,125 5.000%, 6/01/36 6/26 at 100.00 AAA $ 5,611,875
5,620 5.000%, 6/01/37 6/26 at 100.00 AAA 6,145,020
5,210 Los Angeles County Metropolitan Transportation Authority, California,
Proposition A First Tier Senior Sales Tax Revenue Bonds, Green Series
2017A, 5.000%, 7/01/41
7/27 at 100.00 AAA 5,743,660
Los Angeles County Metropolitan Transportation Authority,
California, Proposition C Sales Tax Revenue Bonds, Senior
Lien Series 2017A:
10,455 5.000%, 7/01/38 7/27 at 100.00 AAA 11,572,012
3,995 5.000%, 7/01/39 7/27 at 100.00 AAA 4,416,752
15,615 5.000%, 7/01/42 7/27 at 100.00 AAA 17,193,208
15,060 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2021A,
5.000%, 7/01/45
7/31 at 100.00 N/R 17,432,101
2,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 AA+ 2,238,520
Lynwood Redevelopment Agency, California, Tax Allocation
Revenue Bonds, Project Area A, Subordinate Lien Series
2011A:
1,625 6.750%, 9/01/26 7/22 at 100.00 A 1,630,363
750 7.000%, 9/01/31 7/22 at 100.00 A 752,670
1,835 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-
1 Village One 2, Refunding Series 2014, 5.000%, 9/01/31
9/24 at 100.00 BBB+ 1,922,126
1,000 Norco Redevelopment Agency, California, Tax Allocation Bonds, Project
Area 1, Series 2009, 7.000%, 3/01/34
7/22 at 100.00 A+ 1,003,580
15,390 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call Baa2 16,334,946
Patterson Public Finance Authority, California, Revenue
Bonds, Community Facilities District 2001-1, Senior Series
2013A:
11,265 5.250%, 9/01/30 9/23 at 100.00 N/R 11,527,249
10,100 5.750%, 9/01/39 9/23 at 100.00 N/R 10,363,307
1,595 Patterson Public Finance Authority, California, Revenue Bonds, Community
Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%,
9/01/39
9/23 at 100.00 N/R 1,638,990
8,750 Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los
Medanos Community Development Project, Series 1999, 0.000%,
8/01/23 - AMBAC Insured
No Opt. Call AA- 8,552,250
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
14,741 0.000%, 7/01/51 7/28 at 30.01 N/R 3,257,024
49,372 5.000%, 7/01/58 7/28 at 100.00 N/R 50,320,436
43 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 N/R 42,315
3,500 Rancho Cucamonga Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Rancho Redevelopment Project, Series
2014, 5.000%, 9/01/30
9/24 at 100.00 AA+ 3,709,335
5,000 Riverside County Transportation Commission, California, Sales Tax
Revenue Bonds, Refunding Limited Tax Series 2017B, 5.000%, 6/01/39
12/27 at 100.00 AA+ 5,503,800
Riverside County, California, Special Tax Bonds, Community
Facilities District 04-2 Lake Hill Crest, Series 2012:
990 5.000%, 9/01/29 9/22 at 100.00 N/R 994,495
2,615 5.000%, 9/01/35 9/22 at 100.00 N/R 2,624,806
Riverside County, California, Special Tax Bonds, Community
Facilities District 05-8 Scott Road, Series 2013:
555 5.000%, 9/01/30 9/22 at 100.00 N/R 557,292
710 5.000%, 9/01/42 9/22 at 100.00 N/R 712,194

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Tax Obligation/Limited (continued)
Roseville, California, Special Tax Bonds, Community Facilities
District 1 Westpark, Refunding Series 2015:
$ 385 5.000%, 9/01/31 9/25 at 100.00 N/R $ 403,730
575 5.000%, 9/01/37 9/25 at 100.00 N/R 599,110
5,500 Sacramento Area Flood Control Agency, California, Consolidated Capital
Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 AA 6,003,800
2,540 Sacramento Area Flood Control Agency, California, Consolidated Capital
Assessment District 2 Bonds, Series 2020, 4.000%, 10/01/40
10/30 at 100.00 AA 2,655,189
4,250 Sacramento City Financing Authority, California, Tax Allocation Revenue
Bonds, Merged Downtown Sacramento and Oak Park Projects, Series
2005A, 0.000%, 12/01/31 - FGIC Insured
No Opt. Call A 3,070,710
San Buenaventura Redevelopment Agency, California, Tax
Allocation Bonds, Merged Project Areas, Series 2008:
1,000 7.750%, 8/01/28 7/22 at 100.00 A 1,004,330
1,325 8.000%, 8/01/38 7/22 at 100.00 A 1,331,175
615 San Clemente, California, Special Tax Revenue Bonds, Community
Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%,
9/01/40
9/25 at 100.00 N/R 640,160
5,000 San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue
Bonds, Series 2019A, 3.000%, 7/01/44
7/27 at 100.00 AA+ 4,503,700
255 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District  6 Mission
Bay South Public Improvements, Refunding Series 2013A, 5.000%,
8/01/33
8/22 at 100.00 N/R 255,625
1,855 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters
Point Shipyard Phase One Improvements, Refunding Series 2014,
5.000%, 8/01/39
8/24 at 100.00 N/R 1,904,677
5,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment
Project, Refunding Series 2016A, 5.000%, 8/01/41 - NPFG Insured
8/26 at 100.00 A 5,390,250
1,315 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation
Bonds, Series 2011, 7.000%, 10/01/26
7/22 at 100.00 N/R 1,319,392
2,500 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/37
9/25 at 103.00 N/R 2,672,375
Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017:
1,370 5.500%, 9/01/27, 144A No Opt. Call N/R 1,423,101
1,455 5.750%, 9/01/32, 144A 9/27 at 100.00 N/R 1,552,572
5,560 6.250%, 9/01/47, 144A 9/27 at 100.00 N/R 5,839,057
1,350 Temecula Valley Unified School District, Riverside County, California,
Special Tax Bonds, Community Facilities District 2002-1 Improvement
Area 1, Series 2012, 5.000%, 9/01/33
9/22 at 100.00 N/R 1,355,157
4,085 Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A, 5.000%, 10/01/45
4/30 at 100.00 A- 4,499,913
1,565 Tustin, California, Special Tax Bonds, Community Facilities District 06-1
Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%,
9/01/32
9/25 at 100.00 A- 1,660,747
6,870 Vernon Redevelopment Agency, California, Tax Allocation Bonds,
Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 - NPFG
Insured
7/22 at 100.00 Baa2 7,007,606
1,620 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
10/22 at 100.00 AA 1,631,858
1,280 William S Hart School Financing Authority, California, Refunding Revenue
Bonds, Series 2013, 5.000%, 9/01/34
9/23 at 100.00 A 1,330,086
376,126 Total Tax Obligation/Limited 382,003,049
Transportation - 23.4% (14.5% of Total Investments)
Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien
Series  2016B:
6,990 5.000%, 10/01/34 10/26 at 100.00 BBB+ 7,399,474
5,445 5.000%, 10/01/36 10/26 at 100.00 BBB+ 5,753,459

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/37
4/27 at 100.00 N/R $ 10,356,000
California Municipal Finance Authority, Revenue Bonds,
Linxs APM Project, Senior Lien Series 2018A:
2,040 4.000%, 12/31/47, (AMT) 6/28 at 100.00 A2 1,932,145
3,500 5.000%, 12/31/47, (AMT) 6/28 at 100.00 BBB- 3,640,280
1,600 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018B, 5.000%, 6/01/48, (AMT)
6/28 at 100.00 BBB- 1,662,432
5,295 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series
2019, 4.000%, 7/15/29, (AMT)
No Opt. Call B+ 5,188,253
1,200 Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%,
5/15/42
5/25 at 100.00 AA 1,279,356
Long Beach, California, Harbor Revenue Bonds, Series
2019A:
10,840 5.000%, 5/15/44 5/29 at 100.00 Aa2 12,056,790
1,000 5.000%, 5/15/49 5/29 at 100.00 Aa2 1,106,250
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Series 2022C:
3,730 4.000%, 5/15/41, (AMT) 5/32 at 100.00 N/R 3,809,524
4,000 3.250%, 5/15/49, (AMT) 5/32 at 100.00 N/R 3,379,800
4,850 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Series
2021A. Private Activity, 5.000%, 5/15/41, (AMT)
5/31 at 100.00 N/R 5,388,690
3,000 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Refunding Subordinate Lien Series 2021B,
5.000%, 5/15/45
5/31 at 100.00 N/R 3,428,760
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien
Series 2015D:
2,600 5.000%, 5/15/31, (AMT) 5/25 at 100.00 Aa2 2,739,672
11,420 5.000%, 5/15/33, (AMT) 5/25 at 100.00 Aa2 12,034,282
3,000 5.000%, 5/15/36, (AMT) 5/25 at 100.00 Aa2 3,160,650
11,335 5.000%, 5/15/41, (AMT) 5/25 at 100.00 Aa2 11,908,097
9,780 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2020C, 4.000%,
5/15/50, (AMT)
5/30 at 100.00 N/R 9,792,127
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2016B:
1,765 5.000%, 5/15/30, (AMT) 5/26 at 100.00 Aa3 1,886,273
1,000 5.000%, 5/15/34, (AMT) 5/26 at 100.00 Aa3 1,059,450
6,835 5.000%, 5/15/46, (AMT) 5/26 at 100.00 Aa3 7,166,293
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2017A:
13,680 5.000%, 5/15/42, (AMT) 5/27 at 100.00 Aa3 14,567,832
11,250 5.000%, 5/15/47, (AMT) 5/27 at 100.00 Aa3 11,914,312
22,015 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2018C, 5.000%,
5/15/44, (AMT)
11/27 at 100.00 Aa3 23,509,158
1,240 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019D, 5.000%,
5/15/49, (AMT)
11/28 at 100.00 N/R 1,330,408
5,485 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2019E, 5.000%,
5/15/49
11/28 at 100.00 N/R 6,067,068
Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate
Lien Series 2021D:
1,000 5.000%, 5/15/34, (AMT) 11/31 at 100.00 N/R 1,129,260
14,845 4.000%, 5/15/51, (AMT) 11/31 at 100.00 N/R 14,851,878

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Transportation (continued)
$ 5,000 Los Angeles Harbors Department, California, Revenue Bonds, Refunding
Series 2014B, 5.000%, 8/01/44
8/24 at 100.00 AA $ 5,244,550
Los Angeles Harbors Department, California, Revenue
Bonds, Series 2014C:
1,160 5.000%, 8/01/34 8/24 at 100.00 AA 1,222,559
1,575 5.000%, 8/01/35 8/24 at 100.00 AA 1,659,278
1,865 5.000%, 8/01/36 8/24 at 100.00 AA 1,964,088
6,610 5.000%, 8/01/44 8/24 at 100.00 AA 6,933,295
4,780 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 N/R 4,761,836
6,750 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1,
4.000%, 6/01/46
6/31 at 100.00 N/R 6,748,988
5,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2019A, 5.000%, 7/01/39
7/29 at 100.00 A+ 5,483,600
5,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Governmental Purpose Second Series
2017B, 5.000%, 5/01/47
5/27 at 100.00 A1 5,407,450
22,930 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Governmental Purpose Series
2016C, 5.000%, 5/01/46
5/26 at 100.00 A1 24,453,011
4,500 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014B, 5.000%, 5/01/44
5/24 at 100.00 A1 4,662,045
2,690 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47,
(AMT)
5/27 at 100.00 A+ 2,814,412
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2018D:
27,935 5.000%, 5/01/43, (AMT) 5/28 at 100.00 A1 29,999,117
77,350 5.000%, 5/01/48, (AMT) 5/28 at 100.00 A1 82,619,856
6,200 5.250%, 5/01/48, (AMT) 5/28 at 100.00 A1 6,704,060
5,350 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018E, 5.000%, 5/01/48
5/28 at 100.00 A1 5,818,125
2,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44,
(AMT)
5/29 at 100.00 A1 2,161,440
San Francisco Airports Commission, California, Revenue
Bonds, San Francisco International Airport, Second Series
2019E:
4,900 5.000%, 5/01/39, (AMT) 5/29 at 100.00 A1 5,348,301
3,335 5.000%, 5/01/40, (AMT) 5/29 at 100.00 A1 3,635,350
16,300 5.000%, 5/01/50, (AMT) 5/29 at 100.00 A1 17,549,395
4,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019F, 5.000%, 5/01/50
5/29 at 100.00 N/R 4,396,080
19,510 San Francisco Municipal Transportation Agency, California, Revenue
Bonds, Green Series 2021C, 5.000%, 3/01/51
3/31 at 100.00 Aa2 22,179,748
16,936 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series
2021A, 4.000%, 1/15/50
1/32 at 100.00 N/R 16,847,425
San Jose, California, Airport Revenue Bonds, Refunding
Series 2017A:
3,250 5.000%, 3/01/36, (AMT) 3/27 at 100.00 A2 3,457,805
3,000 5.000%, 3/01/37, (AMT) 3/27 at 100.00 A2 3,188,610
438,666 Total Transportation 464,758,397

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed - 24.0% (14.9% of Total Investments) (8)
$ 4,000 ABAG Finance Authority for Non-Profit Corporations, California, Revenue
Bonds, The Jackson Laboratory, Series 2012, 5.000%, 7/01/37, (Pre-
refunded 7/01/22)
7/22 at 100.00 A1 $ 4,012,560
18,400 Antelope Valley Community College District, Los Angeles County,
California, General Obligation Bonds, Election 2016 Series 2017A,
5.250%, 8/01/42, (Pre-refunded 2/15/27)
2/27 at 100.00 AA 20,972,688
5,705 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Series 2013S-4, 5.250%, 4/01/48, (Pre-refunded 4/01/23)
4/23 at 100.00 A1 5,876,549
9,500 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay
Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/49, (Pre-
refunded 4/01/29)
4/29 at 100.00 AA- 11,104,740
Bay Area Water Supply and Conservation Agency, California,
Revenue Bonds, Capital Cost Recovery Prepayment
Program, Series 2013A:
2,000 5.000%, 10/01/27, (Pre-refunded 4/01/23) 4/23 at 100.00 AA- 2,056,040
7,000 5.000%, 10/01/34, (Pre-refunded 4/01/23) 4/23 at 100.00 AA- 7,196,140
1,285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 A1 1,401,048
California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B:
15,535 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 N/R 17,409,298
16,250 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/46, (Pre-refunded 11/15/25)
11/25 at 100.00 A1 17,877,437
California Health Facilities Financing Authority, Revenue
Bonds, Providence Health & Services, Refunding Series
2014A:
1,700 5.000%, 10/01/38, (Pre-refunded 10/01/24) 10/24 at 100.00 N/R 1,818,507
5,360 California Infrastructure and Economic Development Bank, First Lien
Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A,
5.000%, 7/01/23 - AGM Insured, (ETM)
10/21 at 100.00 AA+ 5,558,159
21,255 California Infrastructure and Economic Development Bank, Infrastructure
State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41,
(Pre-refunded 10/01/26)
10/26 at 100.00 AAA 23,803,687
California Municipal Finance Authority, Mobile Home Park
Revenue Bonds, Caritas Projects Series 2012A:
6,540 5.125%, 8/15/32, (Pre-refunded 8/15/22) 8/22 at 100.00 A- 6,592,582
6,010 5.500%, 8/15/47, (Pre-refunded 8/15/22) 8/22 at 100.00 A- 6,062,888
3,920 California Municipal Finance Authority, Mobile Home Park Revenue
Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47, (Pre-refunded
8/15/22)
8/22 at 100.00 N/R 3,967,589
18,250 California Municipal Finance Authority, Revenue Bonds, Pomona College,
Series 2017, 5.000%, 1/01/48, (Pre-refunded 1/01/28)
1/28 at 100.00 AAA 20,807,920
3,770 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2012G, 5.000%, 11/01/37, (Pre-refunded 11/01/22)
11/22 at 100.00 Aa3 3,828,360
5,500 California Statewide Communities Development Authority, Revenue
Bonds, Buck Institute for Research on Aging, Series 2014, 5.000%,
11/15/44, (Pre-refunded 11/15/24) - AGM Insured
11/24 at 100.00 AA 5,908,705
2,670 California Statewide Communities Development Authority, Revenue
Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%,
7/01/44, (Pre-refunded 7/01/24)
7/24 at 100.00 A- 2,840,987
7,500 Desert Community College District, Riverside County, California, General
Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37, (Pre-
refunded 2/01/26)
2/26 at 100.00 AA 8,291,325
20,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43,
(Pre-refunded 1/15/24)
1/24 at 100.00 BBB+ 22,106,736
Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Series 2013A:
45,735 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 48,641,916
45,725 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 A- 48,789,947

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
U.S. Guaranteed (8) (continued)
$ 1,000 Fullerton Community Facilities District 1, California, Special Tax Bonds,
Amerige Heights, Refunding Series 2012, 5.000%, 9/01/32, (Pre-
refunded 9/01/22)
9/22 at 100.00 A+ $ 1,009,370
Golden State Tobacco Securitization Corporation, California,
Enhanced Tobacco Settlement Asset-Backed Revenue
Bonds, Refunding Series 2015A:
1,790 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 N/R 1,947,609
1,460 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 AA- 1,588,553
86,320 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 Aa3 93,920,476
1,000 Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A,
5.000%, 6/01/30, (Pre-refunded 6/01/23)
6/23 at 100.00 Aa3 1,034,430
4,000 Hesperia Unified School District, San Bernardino County, California,
Certificates of Participation, Series 2013A, 5.000%, 2/01/38, (Pre-
refunded 2/01/23) - BAM Insured
2/23 at 100.00 AA 4,093,080
9,045 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Multiple Capital Facilities Project II, Series 2012,
5.000%, 8/01/42, (Pre-refunded 8/01/22)
8/22 at 100.00 AA+ 9,102,707
5,840 Orange County Water District, California, Revenue Certificates of
Participation, Series 1999A, 5.375%, 8/15/29, (ETM)
No Opt. Call N/R 6,764,122
905 Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B, 5.000%, 8/15/34, (Pre-refunded 8/15/32) -
NPFG Insured
8/32 at 100.00 N/R 1,099,946
2,370 Oxnard School District, Ventura County, California, General Obligation
Bonds, Election 2012 Series 2013B, 5.000%, 8/01/43, (Pre-refunded
8/01/23) - AGM Insured
8/23 at 100.00 AA 2,463,520
Pajaro Valley Unified School District, Santa Cruz County,
California, General Obligation Bonds, Refunding Election
2012 Series 2013A:
9,385 5.000%, 8/01/43, (Pre-refunded 8/01/23) 8/23 at 100.00 Aa3 9,755,332
685 Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage
Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23, (ETM)
No Opt. Call AA+ 711,537
2,000 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 2002E, 6.000%, 8/01/26, (ETM)
No Opt. Call N/R 2,295,760
1,000 Riverside County Transportation Commission, California, Toll Revenue
Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44, (Pre-refunded
6/01/23)
6/23 at 100.00 A 1,041,830
1,460 Rohnert Park Community Development Commission, California, Tax
Allocation Bonds, Redevelopment Project Series 2007R, 5.000%,
8/01/37 - FGIC Insured, (ETM)
7/22 at 100.00 Baa2 1,532,343
5,825 Sacramento, California, Wastewater Revenue Bonds, Series 2013, 5.000%,
9/01/42, (Pre-refunded 9/01/23)
9/23 at 100.00 AA 6,069,126
4,250 San Diego Community College District, San Diego County, California,
General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41,
(Pre-refunded 8/01/26)
8/26 at 100.00 AAA 4,751,798
9,550 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Senior Series 2013B, 5.000%, 7/01/43, (Pre-refunded 7/01/23),
(AMT)
7/23 at 100.00 AA- 9,876,897
5,000 San Diego County Regional Transportation Commission, California, Sales
Tax Revenue Bonds, Series 2014A, 5.000%, 4/01/44, (Pre-refunded
4/01/24)
4/24 at 100.00 AAA 5,286,850
Silicon Valley Clean Water, Mateo County, California,
Wastewater Revenue Bonds, Series 2015:
3,000 5.000%, 8/01/40, (Pre-refunded 8/01/25) 8/25 at 100.00 Aa2 3,277,410
1,600 5.000%, 8/01/45, (Pre-refunded 8/01/25) 8/25 at 100.00 Aa2 1,747,952
8,760 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2013J, 5.250%, 5/15/31, (Pre-refunded 5/15/23)
5/23 at 100.00 AA- 9,071,330
440,580 Total U.S. Guaranteed 475,367,786

Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities - 25.7% (16.0% of Total Investments)
Bay Area Water Supply and Conservation Agency, California,
Revenue Bonds, Capital Cost Recovery Prepayment
Program, Series 2013A:
$ 6,010 5.000%, 10/01/29 4/23 at 100.00 AA- $ 6,178,400
10,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2021B-1, 4.000%, 2/01/52, (Mandatory
Put 8/01/31)
5/31 at 100.63 A1 10,359,500
5,000 California Infrastructure and Economic Development Bank. Clean Water
State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%,
10/01/43
4/28 at 100.00 AAA 5,573,200
California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources
Channelside LP Desalination Project, Series 2012:
3,925 5.000%, 7/01/37, (AMT), 144A 1/23 at 100.00 BBB 3,939,994
65,500 5.000%, 11/21/45, (AMT), 144A 1/23 at 100.00 BBB 65,750,210
75 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A,
5.250%, 10/01/23 - AGM Insured
7/22 at 100.00 AA 75,220
245 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A,
5.250%, 10/01/24 - AGM Insured
7/22 at 100.00 AA 245,806
East Bay Municipal Utility District, Alameda and Contra
Costa Counties, California, Water System Revenue Bonds,
Green Series 2017A:
5,000 5.000%, 6/01/42 6/27 at 100.00 AAA 5,505,100
2,200 5.000%, 6/01/45 6/27 at 100.00 AAA 2,412,960
10,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Series 2014C, 5.000%,
6/01/44
6/24 at 100.00 AAA 10,514,500
Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A:
14,140 5.000%, 11/15/35 No Opt. Call AA- 16,058,939
7,610 5.500%, 11/15/37 No Opt. Call AA- 9,123,401
33,735 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2012B, 5.000%, 7/01/43
7/22 at 100.00 Aa2 33,805,169
4,865 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2013B, 5.000%, 7/01/28
7/23 at 100.00 Aa2 5,033,670
4,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43
1/24 at 100.00 Aa2 4,162,120
43,605 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/42
1/27 at 100.00 Aa2 47,586,136
53,615 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017C, 5.000%, 7/01/47
7/27 at 100.00 Aa2 58,647,304
10,650 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 Aa2 11,839,179
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2018D:
8,960 5.000%, 7/01/38 7/28 at 100.00 Aa2 10,042,637
8,215 5.000%, 7/01/39 7/28 at 100.00 Aa2 9,205,072
8,980 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019D, 5.000%, 7/01/44
7/29 at 100.00 Aa2 10,168,593
1,500 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021B, 5.000%, 7/01/48
1/31 at 100.00 Aa2 1,721,055
4,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2021C, 5.000%, 7/01/51
7/31 at 100.00 N/R 4,602,880
10,500 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022A, 5.000%, 7/01/51
7/31 at 100.00 N/R 12,082,560
Los Angeles Department of Water and Power, California,
Power System Revenue Bonds, Series 2022B:
5,000 5.000%, 7/01/40 7/32 at 100.00 N/R 5,940,550
4,000 5.000%, 7/01/52 7/32 at 100.00 N/R 4,654,760

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAC
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 3,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Tender Option Bond Trust 3345. As Of 6/4/2015
Converted to Trust 2015-XF2047, 15.542%, 7/01/43, 144A, (IF) (9)
7/22 at 100.00 Aa2 $ 3,025,020
10,000 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/52
1/32 at 100.00 N/R 11,612,100
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2012B:
1,180 5.000%, 7/01/37 7/22 at 100.00 N/R 1,183,705
1,175 5.000%, 7/01/37 7/22 at 100.00 N/R 1,177,797
24,070 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 AA+ 25,358,708
6,770 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 AA+ 7,259,403
10,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/41
1/27 at 100.00 AA+ 10,934,300
Los Angeles Department of Water and Power, California,
Waterworks Revenue Bonds, Series 2018B:
2,000 5.000%, 7/01/38 7/28 at 100.00 AA+ 2,246,420
6,650 5.000%, 7/01/48 7/28 at 100.00 AA+ 7,397,393
1,490 Los Angeles, California, Wastewater System Revenue Bonds, Green Series
2015C, 5.000%, 6/01/45
6/25 at 100.00 AA+ 1,583,572
4,420 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Lien Series 2017A, 5.250%, 6/01/47
6/27 at 100.00 AA 4,870,928
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/48
6/28 at 100.00 AA 5,531,900
Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Subordinate Lien Series 2013A:
1,245 5.000%, 6/01/34 6/23 at 100.00 AA 1,284,342
6,840 5.000%, 6/01/35 6/23 at 100.00 AA 7,054,092
5,025 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2020C, 5.000%, 7/01/38
7/30 at 100.00 AAA 5,810,357
7,525 Moulton Niguel Water District, California, Certificates of Participation,
Series 2019, 3.000%, 9/01/44
3/29 at 100.00 N/R 6,800,418
7,030 Northern California Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2018A, 4.000%, 7/01/49, (Mandatory Put
7/01/24)
4/24 at 100.24 A2 7,179,317
Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Senior Lien Series 2012A:
1,730 5.500%, 7/01/28 7/22 at 100.00 CCC 1,735,726
6,390 5.750%, 7/01/37 7/22 at 100.00 CCC 6,412,429
5,235 6.000%, 7/01/47 7/22 at 100.00 CCC 5,254,370
3,000 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2014A, 5.000%, 12/01/33
6/24 at 100.00 AA 3,170,010
5,375 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2020A, 5.000%, 12/01/45
12/30 at 100.00 AA 6,187,001
2,500 Sacremento Municipal Utility District, California, Electric Revenue Bonds,
Tender Option Bond Trust 2016-XG0060, 15.795%, 8/15/41, 144A, (IF)
(9)
8/23 at 100.00 AA 2,850,075
4,000 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%,
8/01/37
8/26 at 100.00 Aa3 4,386,680
2,570 San Francisco City and County Public Utilities Commission, California,
Wastewater Revenue Bonds, Series 2018B, 5.000%, 10/01/43
4/28 at 100.00 AA 2,857,326
2,555 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 Aa1 2,890,446
1,095 Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue
Bonds, Series 2018, 4.000%, 8/01/46
2/28 at 100.00 AA 1,112,673
Southern California Public Power Authority, California,
Revenue Bonds, Apex Power Project Series 2014A:
1,565 5.000%, 7/01/35 7/24 at 100.00 AA- 1,654,346
1,500 5.000%, 7/01/38 7/24 at 100.00 AA- 1,582,185

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (1)
Optional Call
Provisions (2) Ratings (3) Value
Utilities (continued)
$ 4,000 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.000%, 11/01/33
No Opt. Call A2 $ 4,486,920
476,265 Total Utilities 510,118,874
$ 3,214,542 Total Long-Term Investments (cost $3,101,322,736) 3,193,510,376
Borrowings - (1.2)% (10) (23,300,000)
MuniFund Preferred Shares, net of deferred offering costs - (16.1)% (11) (319,837,119)
Variable Rate Demand Preferred Shares, net of deferred offering costs - (48.1)% (12) (954,442,574)
Other Assets Less Liabilities - 4.4% 88,184,030
Net Assets Applicable to Common Shares - 100% $ 1,984,114,713
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,190,493,870 $ 3,016,506 $ 3,193,510,376
Total
$ – $ 3,190,493,870 $ 3,016,506 $ 3,193,510,376
* Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4) Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing
Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated
coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(5) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6) Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2022
(Unaudited)

NAC
(9) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(10) Borrowings as a percentage of Total Investments is 0.7%.
(11) MuniFund Preferred Shares , net of deferred offering costs as a percentage of Total Investments is 10.0%.
(12) Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 29.9%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.